Preference Shares	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Preference Shares	PREFERENCE SHARES
On March 1, 2024, the annual fixed dividend per share for the First Preference Shares, Series K was reset from $0.9823 to $1.3673 for the five-year period up to but excluding March 1, 2029.